Deferred Revenue - Classification of Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Current portion	$ 107,809	$ 56,691	$ 39,180
Long term portion	21,006	5,969	$ 1,881
Deferred revenue	$ 128,815	$ 62,660		$ 41,061